Trade, Other Receivables and Other assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Trade, Other Receivables and Other assets

(€‘000)	As at December 31,
	2022	2021
Trade receivables	909	203
Advance deposits	209	246
Net Investment in Lease	—	219
Total Trade and Other receivables	1 118	668

Current Grant receivables (RCAs)	—	1 121
Current Grant receivables (Others)	—	274

Total Current Grant receivables	—	1 395

Prepaid expenses	667	1 688
VAT receivable	316	483
Income and other tax receivables	34	40

Total Other current assets	1 017	2 211

Total Trade receivables, advances and other current assets	2 135	4 274